iShares
®
U.S. Infrastructure ETF
Schedule of Investments
(unaudited)
June 30, 2024
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aluminum  — 1.1%
Century Aluminum Co.
(a)
..................... 825,996 $ 13,835,433
Kaiser Aluminum Corp. ...................... 143,747 12,635,361
26,470,794
a
Automotive Parts & Equipment  — 0.5%
XPEL, Inc.
(a)(b)
............................ 333,648 11,864,523
a
Building Products  — 6.0%
Advanced Drainage Systems, Inc. .............. 80,705 12,944,275
Apogee Enterprises, Inc. ..................... 212,397 13,345,966
Armstrong World Industries, Inc. ................ 115,469 13,075,710
AZEK Co., Inc. (The), Class A
(a)
................ 294,555 12,409,602
Builders FirstSource, Inc.
(a)
................... 89,274 12,356,414
Carlisle Companies, Inc. ..................... 31,942 12,943,218
Gibraltar Industries, Inc.
(a)
.................... 186,451 12,781,216
Insteel Industries, Inc. ....................... 425,930 13,186,793
Owens Corning ........................... 73,963 12,848,852
Simpson Manufacturing Co., Inc. ............... 81,248 13,692,725
Trex Co., Inc.
(a)
........................... 163,290 12,103,055
141,687,826
a
Commodity Chemicals  — 3.8%
AdvanSix, Inc. ............................ 554,051 12,698,849
Hawkins, Inc. ............................ 150,907 13,732,537
Koppers Holdings, Inc. ...................... 314,702 11,640,827
LyondellBasell Industries NV, Class A ............ 136,191 13,028,031
Mativ Holdings, Inc. ........................ 778,240 13,198,950
Olin Corp. ............................... 260,815 12,297,427
Westlake Corp.
(b)
.......................... 85,347 12,359,953
88,956,574
a
Construction & Engineering  — 12.2%
AECOM ................................ 152,203 13,415,172
API Group Corp.
(a)(b)
........................ 349,638 13,156,878
Argan, Inc. .............................. 171,362 12,536,844
Bowman Consulting Group, Ltd.
(a)(b)
.............. 431,418 13,714,778
Comfort Systems USA, Inc. ................... 42,929 13,055,567
Construction Partners, Inc., Class A
(a)(b)
........... 243,775 13,458,818
EMCOR Group, Inc. ........................ 34,795 12,702,959
Fluor Corp.
(a)
............................. 295,252 12,858,225
Granite Construction, Inc. .................... 220,740 13,679,258
Great Lakes Dredge & Dock Corp.
(a)
............. 1,482,293 13,014,532
Limbach Holdings, Inc.
(a)(b)
.................... 227,963 12,977,934
MasTec, Inc.
(a)
............................ 122,182 13,072,252
Matrix Service Co.
(a)
........................ 1,204,705 11,962,721
MDU Resources Group, Inc. .................. 534,613 13,418,786
MYR Group, Inc.
(a)
......................... 88,472 12,006,535
Northwest Pipe Co.
(a)
....................... 387,180 13,152,505
Primoris Services Corp. ..................... 249,313 12,438,226
Quanta Services, Inc. ....................... 48,576 12,342,676
Stantec, Inc., ADR ......................... 159,321 13,311,269
Sterling Infrastructure, Inc.
(a)
.................. 116,041 13,732,292
Tutor Perini Corp.
(a)
........................ 658,292 14,337,600
Valmont Industries, Inc. ...................... 51,059 14,013,142
288,358,969
a
Construction Machinery & Heavy Transportation Equipment  — 2.7%
Astec Industries, Inc. ....................... 420,715 12,478,407
Greenbrier Companies, Inc. (The) ............... 256,832 12,726,026
Oshkosh Corp. ........................... 118,750 12,848,750
Terex Corp. .............................. 230,922 12,663,762
Trinity Industries, Inc. ....................... 445,851 13,339,862
64,056,807
a
Security Shares Value
a
Construction Materials  — 3.4%
Eagle Materials, Inc. ........................ 58,120 $ 12,638,775
Knife River Corp.
(a)
......................... 190,286 13,346,660
Martin Marietta Materials, Inc. ................. 23,706 12,843,911
Summit Materials, Inc., Class A
(a)
............... 346,208 12,674,675
United States Lime & Minerals, Inc. .............. 40,545 14,765,678
Vulcan Materials Co. ....................... 52,839 13,140,002
79,409,701
a
Copper  — 0.6%
Taseko Mines, Ltd.
(a)(b)
....................... 5,510,124 13,499,804
a
Distributors  — 0.5%
Pool Corp. .............................. 38,311 11,774,120
a
Diversified Chemicals  — 0.5%
LSB Industries, Inc.
(a)(b)
...................... 1,416,377 11,585,964
a
Diversified Metals & Mining  — 0.4%
Compass Minerals International, Inc. ............. 976,008 10,082,163
a
Electric Utilities  — 18.7%
ALLETE, Inc. ............................ 274,189 17,095,684
Alliant Energy Corp. ........................ 344,021 17,510,669
American Electric Power Co., Inc. ............... 195,314 17,136,850
Avangrid, Inc. ............................ 484,448 17,212,437
Constellation Energy Corp. ................... 87,099 17,443,317
Duke Energy Corp. ........................ 167,830 16,821,601
Edison International ........................ 233,129 16,740,993
Entergy Corp. ............................ 158,779 16,989,353
Evergy, Inc. .............................. 325,645 17,249,416
Eversource Energy ........................ 294,415 16,696,275
Exelon Corp. ............................. 476,162 16,479,967
FirstEnergy Corp. ......................... 444,265 17,002,022
Fortis, Inc., ADR .......................... 431,064 16,742,526
Hawaiian Electric Industries, Inc. ............... 1,675,363 15,111,774
IDACORP, Inc. ........................... 188,009 17,513,038
MGE Energy, Inc. .......................... 224,130 16,746,994
NextEra Energy, Inc. ....................... 228,767 16,198,991
NRG Energy, Inc. .......................... 221,416 17,239,450
OGE Energy Corp. ......................... 487,042 17,387,399
PG&E Corp. ............................. 955,514 16,683,274
Pinnacle West Capital Corp. .................. 227,852 17,403,336
PNM Resources, Inc. ....................... 462,977 17,111,630
Portland General Electric Co. .................. 402,947 17,423,428
PPL Corp. .............................. 607,068 16,785,430
Southern Co. (The) ........................ 221,274 17,164,224
Xcel Energy, Inc. .......................... 315,065 16,827,622
440,717,700
a
Environmental & Facilities Services  — 1.2%
Enviri Corp.
(a)(b)
........................... 1,602,331 13,828,116
Tetra Tech, Inc. ........................... 64,256 13,139,067
26,967,183
a
Forest Products  — 1.1%
Louisiana-Pacific Corp. ...................... 145,133 11,948,800
West Fraser Timber Co., Ltd. .................. 167,686 12,890,023
24,838,823
a
Gas Utilities  — 4.2%
Atmos Energy Corp. ........................ 150,252 17,526,896
Chesapeake Utilities Corp. ................... 159,555 16,944,741
Northwest Natural Holding Co. ................. 477,479 17,241,767
ONE Gas, Inc. ............................ 285,378 18,221,385
Southwest Gas Holdings, Inc. ................. 176,260 12,405,179

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
U.S. Infrastructure ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Gas Utilities (continued)
Spire, Inc. ............................... 288,687 $ 17,531,961
99,871,929
a
Homebuilding  — 0.5%
TopBuild Corp.
(a)
.......................... 32,478 12,512,799
a
Household Appliances  — 0.5%
Worthington Enterprises, Inc. .................. 244,964 11,594,146
a
Independent Power Producers & Energy Traders  — 0.7%
Vistra Corp. ............................. 202,724 17,430,209
a
Industrial Machinery & Supplies & Components  — 1.2%
Luxfer Holdings PLC ....................... 1,149,559 13,323,389
Mueller Industries, Inc. ...................... 236,436 13,462,666
26,786,055
a
Multi-Utilities  — 10.9%
Algonquin Power & Utilities Corp., ADR ........... 2,899,450 16,990,777
Ameren Corp. ............................ 242,336 17,232,513
Avista Corp. ............................. 492,031 17,029,193
Black Hills Corp. .......................... 321,694 17,493,720
CenterPoint Energy, Inc. ..................... 571,619 17,708,757
CMS Energy Corp. ......................... 284,455 16,933,606
Consolidated Edison, Inc. .................... 188,263 16,834,477
Dominion Energy, Inc. ....................... 335,286 16,429,014
DTE Energy Co. .......................... 153,535 17,043,920
NiSource, Inc. ............................ 609,817 17,568,828
Northwestern Energy Group, Inc. ............... 341,245 17,089,550
Public Service Enterprise Group, Inc. ............ 236,638 17,440,221
Sempra ................................ 228,940 17,413,176
Unitil Corp. .............................. 339,088 17,561,367
WEC Energy Group, Inc. ..................... 215,689 16,922,959
257,692,078
a
Oil & Gas Equipment & Services  — 1.1%
Atlas Energy Solutions, Inc. ................... 616,309 12,283,038
U.S. Silica Holdings, Inc.
(a)
.................... 841,972 13,008,468
25,291,506
a
Oil & Gas Storage & Transportation  — 8.1%
Antero Midstream Corp. ..................... 1,191,004 17,555,399
DT Midstream, Inc. ......................... 252,494 17,934,649
Enbridge, Inc. ............................ 482,286 17,164,559
EnLink Midstream LLC ...................... 1,317,474 18,128,442
Equitrans Midstream Corp. ................... 1,228,490 15,945,800
Kinder Morgan, Inc., Class P .................. 879,003 17,465,790
Kinetik Holdings, Inc., Class A ................. 432,327 17,915,631
New Fortress Energy, Inc., Class A .............. 739,808 16,260,980
ONEOK, Inc. ............................. 219,271 17,881,550
TC Energy Corp., ADR ...................... 437,458 16,579,658
Williams Companies, Inc. (The) ................ 423,720 18,008,100
190,840,558
a
Rail Transportation  — 2.2%
CSX Corp. .............................. 526,597 17,614,670
Norfolk Southern Corp. ...................... 76,864 16,501,932
Union Pacific Corp. ........................ 75,655 17,117,700
51,234,302
a
Research & Consulting Services  — 1.1%
Jacobs Solutions, Inc. ....................... 93,909 13,120,026
NV5 Global, Inc.
(a)
......................... 142,008 13,202,484
26,322,510
a
Security Shares Value
a
Specialty Chemicals  — 1.5%
Eastman Chemical Co. ...................... 126,418 $ 12,385,172
Ecovyst, Inc.
(a)
............................ 1,412,898 12,673,695
Ingevity Corp.
(a)
........................... 272,365 11,905,074
36,963,941
a
Steel  — 7.0%
Algoma Steel Group, Inc. .................... 1,753,930 12,207,353
ATI, Inc.
(a)
............................... 224,259 12,435,161
Carpenter Technology Corp. .................. 125,546 13,757,331
Cleveland-Cliffs, Inc.
(a)
...................... 828,085 12,744,228
Commercial Metals Co. ...................... 249,753 13,733,917
Haynes International, Inc. .................... 222,380 13,053,706
Metallus, Inc.
(a)
........................... 585,343 11,864,903
Nucor Corp. ............................. 81,264 12,846,213
Olympic Steel, Inc. ......................... 261,179 11,708,655
Reliance, Inc. ............................ 45,509 12,997,370
Ryerson Holding Corp. ...................... 582,731 11,363,254
Steel Dynamics, Inc. ........................ 104,228 13,497,526
United States Steel Corp. .................... 341,872 12,922,762
165,132,379
a
Trading Companies & Distributors  — 2.1%
BlueLinx Holdings, Inc.
(a)
..................... 133,991 12,473,222
Boise Cascade Co. ........................ 101,304 12,077,463
H&E Equipment Services, Inc. ................. 290,006 12,809,565
United Rentals, Inc. ........................ 20,335 13,151,255
50,511,505
a
Water Utilities  — 6.0%
American States Water Co. ................... 243,793 17,692,058
American Water Works Co., Inc. ................ 134,472 17,368,403
Artesian Resources Corp., Class A, NVS
(c)
......... 505,273 17,765,399
California Water Service Group ................ 362,383 17,571,952
Essential Utilities, Inc. ....................... 466,485 17,413,885
Middlesex Water Co. ....................... 327,998 17,141,175
SJW Group .............................. 327,433 17,753,417
York Water Co. (The) ....................... 475,742 17,645,271
140,351,560
a
Total Long-Term Investments — 99.8%
(Cost: $2,168,967,993) ............................... 2,352,806,428
a
Short-Term Securities
Money Market Funds  —  0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares,
5.48%
(c)(d)(e)
............................ 15,172,841 15,177,393
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.28%
(c)(d)
............................. 4,360,316 4,360,316
a
Total Short-Term Securities — 0.8%
(Cost: $19,530,122) ................................. 19,537,709
Total Investments — 100.6%
(Cost: $2,188,498,115) ............................... 2,372,344,137
Liabilities in Excess of Other Assets — (0.6)% ............... (15,255,260)
Net Assets — 100.0% ................................. $ 2,357,088,877
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
U.S. Infrastructure ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2024
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/24
  Shares Held
at 06/30/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
Artesian Resources
Corp.
(a)
..... N/A $ 1,598,567  $ (124,377) $ (4,273) $ (916,543) $ 17,765,399  505,273  $ 139,826  $ —
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 42,165,349  —  (26,984,873)
(b)
2,104  (5,187) 15,177,393  15,172,841  18,330
(c)
—
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ..... 4,277,258  83,058
(b)
—  —  —  4,360,316  4,360,316  51,102  —
$ (2,169) $ (921,730)
$ 37,303,108
$ 209,258  $ —
(a)
As of the beginning of the period, the entity was not considered an affiliate.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Energy Select Sector Index ......................................................... 2 09/20/24 $ 193 $ 5,944
E-Mini S&P MidCap 400 Index ............................................................ 9 09/20/24 2,662 19,497
E-Mini Utilities Select Sector Index ......................................................... 19 09/20/24 1,321 (17,389)
$ 8,052

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
U.S. Infrastructure ETF
4
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,352,806,428  $ —  $ —  $ 2,352,806,428
Short-Term Securities
Money Market Funds ...................................... 19,537,709  —  —  19,537,709
$ 2,372,344,137  $ —  $ —  $ 2,372,344,137
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 25,441  $ —  $ —  $ 25,441
Liabilities
Equity Contracts ........................................... (17,389) —  —  (17,389)
$ 8,052  $ —  $ —  $ 8,052
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipt
NVS Non-Voting Shares
Fair Value Hierarchy as of Period End (continued)